Fair Value Measurement of Assets Measured at Fair Value on Nonrecurring Basis (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Impaired loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	$ 1,032,580	$ 867,318
Foreclosed assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	137,193	435,480
Mortgage servicing rights
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis		697,733
Significant Unobservable Inputs (Level 3) | Impaired loans
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	1,032,580	867,318
Significant Unobservable Inputs (Level 3) | Foreclosed assets
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis	137,193	435,480
Significant Unobservable Inputs (Level 3) | Mortgage servicing rights
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Assets measured at fair value on a nonrecurring basis		$ 697,733